Estimated Fair Value for Each of the Convertible Preferred Stock Warrants (Detail) (USD $)					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Sep. 30, 2006	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Expiration Date					Later of: (i) January 20, 2015 or (ii) 3 years after the closing of an initial public offering of our common stock		Later of: (i) September 28, 2016 or (ii) 5 years after the closing of an initial public offering of our common stock
Exercise Price Per Share			13.10	13.10	10.00		13.10
Shares	81,075	81,075			4,740	4,740	76,335	76,335
Estimated Fair Value	$ 683,000	$ 766,000	$ 3,000	$ 794,000	$ 36,000	$ 42,000	$ 647,000	$ 724,000